Earnings (Loss) Per Share (Details Narrative) (10-K) - $ / shares	5 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2018	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Common stock conversion basis		10 for 1 basis		10 for 1 basis
Stock Options [Member]
Anti-dilutive securities		$ 21,700,000	$ 3,000,000	$ 19,700,000
Series A Convertible Preferred Stock [Member]
Anti-dilutive securities		$ 33,911,991	$ 33,911,991	$ 33,911,991
Series A Convertible Preferred Stock [Member] | Successor [Member]
Anti-dilutive securities	$ 40,000,000